Accrued Expenses and Other Current Liabilities -Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019
Accrued Liabilities And Other Liabilities [Line Items]
Lease exit cost, liability	$ 2.6	$ 0.5
Selling, General and Administrative Expenses
Accrued Liabilities And Other Liabilities [Line Items]
Lease exit cost, expense	2.6
Accrued Expenses
Accrued Liabilities And Other Liabilities [Line Items]
Lease exit cost, liability	1.4	0.5
Other Long Term Liabilities
Accrued Liabilities And Other Liabilities [Line Items]
Lease exit cost, liability	$ 1.2	$ 0.0